Total revenue and income - Summary of Net Income from Financial Instruments (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Net Income from Financial Instruments [Abstract]
Net Income of financial instruments at fair value through profit or loss	R$ 391,689	R$ 274,520	R$ 1,360,207	R$ 821,617	R$ 562,895
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	202,497	65,822	199,947	114,442	79,380
(-) Taxes and contributions on financial income	(16,093)	(5,597)	(28,118)	(32,155)	(19,241)
Net Income from Financial Instruments	R$ 582,895	R$ 334,745	R$ 1,532,036	R$ 903,904	R$ 623,034